FAIR VALUE DISCLOSURES	12 Months Ended
Jun. 27, 2012
FAIR VALUE DISCLOSURES

10. FAIR VALUE DISCLOSURES

(a) Non-Financial Assets Measured on a Non-Recurring Basis

In fiscal 2012, assets primarily related to three underperforming restaurants with a carrying value of $4.7 million were written down to their fair value of $1.6 million resulting in an impairment charge of $3.1 million. In fiscal 2011, assets primarily related to three underperforming restaurants with a carrying value of $2.2 million were written down to their fair value of $0.3 million resulting in an impairment charge of $1.9 million. We determined fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model.

In fiscal 2012, certain transferable liquor licenses with a carrying value of $6.7 million were written down to their fair value of $4.1 million resulting in an impairment charge of $2.6 million. We determined fair value based on prices in the open market for licenses in similar jurisdictions.

All impairment charges related to underperforming restaurants and liquor licenses were included in other gains and charges in the consolidated statement of income for the periods presented.

The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 27, 2012 and June 29, 2011 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 27, 2012	$0	$0	$1,586	$1,586
At June 29, 2011	$0	$0	$255	$255
Liquor licenses:
At June 27, 2012	$0	$4,109	$0	$4,109

(b) Other Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair value of cash and cash equivalents, accounts receivable and accounts payable approximates their carrying amounts while the fair value of the 5.75% notes is based on quoted market prices. At June 27, 2012, the 5.75% notes had a carrying value of $289.7 million and a fair value of $310.2 million. At June 29, 2011, the 5.75% notes had a carrying value of $289.6 million and a fair value of $308.1 million.